UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2006 to August 31, 2006

Commission File Number of issuing entity: 333-131327, 333-67076-02

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 033-50600-01

FIRST USA CREDIT CARD MASTER TRUST

(Issuing Entity of the First USA Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 000-28338-03

CHASE CREDIT CARD MASTER TRUST

(Issuing Entity of the Chase Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 033-35084, 333-74303, 333-68236, 333-83484, 333-103210, 000-19191

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entities)

N.A.

(I.R.S. Employer Identification No. of the issuing entities)

22-2382028

(I.R.S. Employer Identification No. of the depositor)

CHASE ISSUANCE TRUST FIRST USA CREDIT CARD MASTER TRUST CHASE CREDIT CARD MASTER TRUST c/o Chase Bank USA, National Association White Clay Center Building 200 Route 273 Newark, Delaware	19711
(Address of principal executive offices of the issuing entities)	(Zip Code)

(302) 575-5000

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
CHASEseries Class A Notes	☐	☐	☒	__________
CHASEseries Class B Notes	☐	☐	☒	__________
CHASEseries Class C Notes	☐	☐	☒	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

This amendment relates to the Form 10-D filed for the monthly distribution period from August 1, 2006 to August 31, 2006 (originally filed with the Securities and Exchange Commission on September 15, 2006). This Form 10-D/A corrects errors in Exhibit 99.2 under Item 9.

Corrected data includes only the following:

•	Principal Receivables Ending Balance

•	Total Ending Balance

The complete text of Item 9 and the Exhibit Index, are included pursuant to Rule 12b-15 under the Securities Act of 1934, as amended. This Form 10-D/A does not update any other disclosures to reflect developments since the original date of filing. Unaffected items have not been repeated in this amendment, and no other changes have been made.

PART II – OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No.	Description

99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

99.4	First USA Credit Card Master Trust Monthly Certificateholders’ Statement

99.5	Chase Credit Card Master Trust Monthly Certificateholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST FIRST USA CREDIT CARD MASTER TRUST CHASE CREDIT CARD MASTER TRUST (Issuing entities)

Date: November 21, 2006	By: CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Vice President